Deferred Acquisition Costs and Other Actuarial Balances - Unearned Revenue Liability Balances and Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Actuarial Balances
Beginning balance, Unearned Revenue Liability	$ 459.0
Ending balance, Unearned Revenue Liability	485.5	$ 459.0
Benefits and Protection | Life Insurance
Other Actuarial Balances
Beginning balance, Unearned Revenue Liability			$ 384.4
Universal life | Benefits and Protection | Life Insurance
Other Actuarial Balances
Beginning balance, Unearned Revenue Liability	459.0	425.3	384.4
Deferrals	56.3	61.8	66.1
Revenue recognized	(29.8)	(28.1)	(25.2)
Ending balance, Unearned Revenue Liability	485.5	459.0	$ 425.3
Reinsurance impact	(225.1)	(227.9)
Balance at end of period after reinsurance	$ 260.4	$ 231.1